Condensed Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($) $ in Thousands		Ordinary shares	Additional paid- in capital	Accumulated deficit	Total
Balance at Dec. 31, 2021		$ 49	$ 312,156	$ (130,008)	$ 182,197
Balance (in Shares) at Dec. 31, 2021	[1]	97,122,405
Exercise of options and vesting of RSUs			150		150
Exercise of options and vesting of RSUs (in Shares)		542,264
Stock-based compensation			5,908		5,908
Net loss for the period				(15,045)	(15,045)
Balance at Jun. 30, 2022		$ 49	318,214	(145,053)	173,210
Balance (in Shares) at Jun. 30, 2022	[1]	97,664,669
Balance at Mar. 31, 2022		$ 49	315,001	(135,058)	179,992
Balance (in Shares) at Mar. 31, 2022	[1]	97,191,467
Exercise of options and vesting of RSUs			96		96
Exercise of options and vesting of RSUs (in Shares)		473,202
Stock-based compensation			3,117		3,117
Net loss for the period				(9,995)	(9,995)
Balance at Jun. 30, 2022		$ 49	318,214	(145,053)	173,210
Balance (in Shares) at Jun. 30, 2022	[1]	97,664,669
Balance at Dec. 31, 2022		$ 49	325,067	(157,675)	167,441
Balance (in Shares) at Dec. 31, 2022	[1]	98,876,266
Exercise of options and vesting of RSUs			986		986
Exercise of options and vesting of RSUs (in Shares)		2,966,800
Stock-based compensation			7,809		7,809
Net loss for the period				(9,959)	(9,959)
Balance at Jun. 30, 2023		$ 49	333,862	(167,634)	166,277
Balance (in Shares) at Jun. 30, 2023	[1]	101,843,066
Balance at Mar. 31, 2023		$ 49	329,817	(163,052)	166,814
Balance (in Shares) at Mar. 31, 2023	[1]	101,465,926
Exercise of options and vesting of RSUs			58		58
Exercise of options and vesting of RSUs (in Shares)		377,140
Stock-based compensation			3,987		3,987
Net loss for the period				(4,582)	(4,582)
Balance at Jun. 30, 2023		$ 49	$ 333,862	$ (167,634)	$ 166,277
Balance (in Shares) at Jun. 30, 2023	[1]	101,843,066

[1]	Excluding 1,006,250 Forfeiture Shares